As filed with the Securities and Exchange Commission on January 16, 2020

1933 Act Registration No. 33-39659

1940 Act Registration No. 811-06292

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 67	☒
(Check appropriate box or boxes.)

UBS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1285 Avenue of the Americas

New York, New York 10019-6028

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 882-3000

KEITH A. WELLER, ESQ.

UBS Asset Management (Americas) Inc.

One North Wacker Drive

Chicago, Illinois 60606

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.
Dechert LLP
Three Bryant Park

1095 Avenue of the Americas

New York, N.Y. 10036-6797
Telephone: (212) 698-3500

Approximate Date of Proposed Public Offering:  Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective (check appropriate box):

☒               immediately upon filing pursuant to paragraph (b)

☐                 on (date) pursuant to paragraph (b)

☐                 60 days after filing pursuant to paragraph (a)(1)

☐                 on (date) pursuant to paragraph (a)(1)

☐                 75 days after filing pursuant to paragraph (a)(2)

☐                 on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐                 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest of PACE Select Advisors Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 67 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 16th day of January, 2020.

UBS INVESTMENT TRUST

By:	/s/ Eric Sanders
Eric Sanders
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Alan S. Bernikow	Trustee	January 16, 2020
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	January 16, 2020
Richard R. Burt*

/s/ Meyer Feldberg	Trustee and Chairman of the Board	January 16, 2020
Meyer Feldberg*	of Trustees

/s/ Bernard H. Garil	Trustee	January 16, 2020
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	January 16, 2020
Heather R. Higgins*

/s/ Joanne M. Kilkeary	Vice President, Treasurer and Principal	January 16, 2020
Joanne M. Kilkeary	Accounting Officer

/s/ Igor Lasun	President	January 16, 2020
Igor Lasun**

*                               Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated November 22, 2010 and incorporated by reference from Post-Effective Amendment No. 31 to the Registrant’s registration statement, SEC File No. 33-87254, filed November 26, 2010.

**                        Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated November 19, 2018 and incorporated by reference from Post-Effective Amendment No. 52 to the Registrant’s registration statement, SEC File No. 33-87254, filed November 28, 2018.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase